Stockholder's Equity (Details) - USD ($)			9 Months Ended	12 Months Ended
	Jan. 24, 2017	Dec. 05, 2016	Feb. 28, 2017	May 31, 2016
Stockholder's Equity (Textual)
Common stock, shares authorized			500,000,000	500,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares issued			301,640,836	258,792,500
Common stock, shares outstanding			301,640,836	258,792,500
Preferred stock, par value			$ 0.0001
Preferred stock, shares authorized			50,000,000
Preferred stock, shares issued			50,000,000
Preferred stock, shares outstanding			50,000,000
Stock split, description			The 50-1 stock split has been shown retroactively.
Common stock issued for legal services rendered				42,500
Common stock issued for legal services, par value		$ 0.01		$ 0.0001
Compensated by receiving shares of common stock		7,500,000
Market price of common stock value		$ 75,000
CEO [Member]
Stockholder's Equity (Textual)
Exchange for shares of common stock	150,000,000
Series B preferred shares [Member]
Stockholder's Equity (Textual)
Exchange for shares of common stock	50,000,000